Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Wi-Fi equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	3 years
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	3 years
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	5 years